Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases

Note 5 – Leases

The Company has operating leases related to office space and manufacturing facilities. The Company has finance leases related to vehicles, tractors, and trailers. The Company’s office space leases have a remaining lease term of 6-102 months as of December 31, 2024. The Company’s finance leases have remaining lease terms ranging from 1-84 months as of December 31, 2024. Certain leases include one or more options to renew, with renewal terms that can extend the lease term from one to seven years. The exercise of lease renewal options is typically at our discretion. The measurement of the lease term includes options to extend or renew the lease when it is reasonably certain that we will exercise those options.

Lease terms are negotiated on an individual basis and may contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.

Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Company.

Amounts recognized in the consolidated balance sheet

The consolidated balance sheets consist of the following amounts relating to operating and finance leases (in thousands):

	As of December 31,
	2024	2023
Operating right-of-use assets
Real property	$19,480	$4,424
	$19,480	$4,424
Operating lease liabilities
Current	$6,809	$640
Non-current	12,739	3,784
	$19,548	$4,424

	As of December 31,
	2024	2023
Finance right-of-use assets
Vehicles	$21,871	$3,391
	$21,871	$3,391
Finance lease liabilities
Current	$7,837	$1,737
Non-current	13,389	1,654
	$21,226	$3,391

Additions to right-of-use assets during 2024 and 2023 were approximately $13.9 million and $6.7 million, respectively. Disposals to right-of-use assets during 2024 were approximately $0.7 million. There was no disposal of right-of-use assets during 2023.

The weighted average lessee’s incremental borrowing rate applied to the operating and finance lease liabilities on December 31, 2024 was 7% and 8%, respectively. The weighted average lessee's incremental borrowing rate applied to the operating and finance lease liabilities on December 31, 2023 was 10.0% and 10.0%, respectively. The weighted average remaining lease term for operating and finance lease on December 31, 2024 was 3.77 years and 2.10 years, respectively. The weighted average remaining lease term for operating and finance lease on December 31, 2023 was 6.63 years and 2.17 years, respectively.

Amounts recognized in the consolidated statement of operations

The consolidated statements of operations consist of the following amounts relating to leases (in thousands):

	Years ended December 31,
	2024	2023	2022
Amortization of real property operating right-of-use assets
(included in general and administrative expenses)	$4,326	$508	$219
Interest expense of vehicles finance right-of-use assets
(included in interest expense)	$909	$530	$657
Depreciation of vehicles finance right-of-use assets
(included in depreciation and amortization)	$6,113	$995	$1,091

Variable lease expense	$—	$—	$—
Short-term lease expense	$331	$—	$—

The below table shows the total cash outflows for leases for the periods presented (in thousands):

	Years ended December 31,
	2024	2023	2022
Operating cash flows from operating leases	$4,246	$508	$219
Financing cash flows from finance leases	7,503	1,525	1,748
Total cash outflows for leases	$11,749	$2,033	$1,967

The table below reconciles the undiscounted future minimum operating and finance lease payments to the operating and finance lease liabilities recorded on the balance sheet as of December 31, 2024 (in thousands):

	Operating Lease	Finance Lease
2025	$8,394	$12,502
2026	6,377	8,658
2027	3,260	2,342
2028	1,538	34
2029	1,194	1
Thereafter	1,278	1
Total future minimum lease payments	22,041	23,538
Less: Amount of lease payments representing interest	(2,493)	(2,312)
Present values of future minimum lease payments	$19,548	$21,226

Lessor Accounting

Rental agreements are for the rental of our compressor units to customers. Rental revenue for the years ended December 31, 2024, 2023 and 2022 were approximately $276.7 million, $168.8 million, and $120.2 million, respectively. Revenue related to these rental agreements is reflected as rental revenue in the consolidated statements of operations.

Scheduled future minimum lease payments to be received by the Company as of December 31, 2024 for each of the next five years is as follows (in thousands):

2025	$125,340
2026	45,201
2027	17,188
2028	1,904
2029	—
Thereafter	—
Total	$189,633